Portfolio of Investments March 31, 2025
JGH
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 138.5% (99.5% of Total Investments)
49146645
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 15.7% (11.3% of Total
Investments) 49146645
BANKS - 2.0%
$ 1,000,000 (a) Banque Ouest Africaine de Developpement 8.200% 02/13/55 $ 1,011,260
2,000,000 (b),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7.594 N/A 1,995,518
1,500,000 (b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8.533 N/A 1,542,508
1,000,000 (a),(c) NBK Tier 1 Ltd 3.625 N/A 967,500
1,000,000 (a) Yapi ve Kredi Bankasi AS 9.250 01/17/34 1,027,740
TOTAL BANKS 6,544,526
CAPITAL GOODS - 0.9%
1,000,000 (a) AerCap Global Aviation Trust 6.500 06/15/45 999,602
2,400,000 (a) ILFC E-Capital Trust I 6.117 12/21/65 1,998,738
TOTAL CAPITAL GOODS 2,998,340
ENERGY - 4.4%
2,000,000 Enbridge Inc 8.500 01/15/84 2,202,804
1,000,000 (c) Energy Transfer LP 7.125 N/A 1,011,872
3,000,000 (b),(c) Plains All American Pipeline LP (TSFR3M + 4.372%) 8.695 N/A 2,993,440
575,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 581,741
1,105,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,120,973
6,000,000 (a),(c) Venture Global LNG Inc 9.000 N/A 5,693,933
TOTAL ENERGY 13,604,763
FINANCIAL SERVICES - 0.9%
1,500,000 (c) Ally Financial Inc 4.700 N/A 1,395,966
1,500,000 (c) Ally Financial Inc 4.700 N/A 1,289,992
TOTAL FINANCIAL SERVICES 2,685,958
FOOD, BEVERAGE & TOBACCO - 0.8%
1,500,000 (a),(c) Land O' Lakes Inc 8.000 N/A 1,406,283
1,000,000 (a),(c) Land O' Lakes Inc 7.000 N/A 820,801
TOTAL FOOD, BEVERAGE & TOBACCO 2,227,084
INSURANCE - 0.9%
1,939,000 (a) Enstar Group Ltd 7.500 04/01/45 1,963,175
1,000,000 (a),(c) SBL Holdings Inc 6.500 N/A 925,000
TOTAL INSURANCE 2,888,175
MEDIA & ENTERTAINMENT - 0.5%
1,750,000 Paramount Global 6.375 03/30/62 1,707,425
TOTAL MEDIA & ENTERTAINMENT 1,707,425
TELECOMMUNICATION SERVICES - 0.6%
2,026,000 Rogers Communications Inc 7.125 04/15/55 2,019,125
TOTAL TELECOMMUNICATION SERVICES 2,019,125
UTILITIES - 4.7%
600,000 (a) AES Andes SA 8.150 06/10/55 619,716
2,047,000 (a) AltaGas Ltd 7.200 10/15/54 2,019,339
2,500,000 EUSHI Finance Inc 7.625 12/15/54 2,601,290
1,500,000 (a),(c) NRG Energy Inc 10.250 N/A 1,651,521
3,360,000 PG&E Corp 7.375 03/15/55 3,302,383
4,000,000 (a),(c) Vistra Corp 8.875 N/A 4,277,000
TOTAL UTILITIES 14,471,249
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $49,104,531) 49,146,645
SHARES DESCRIPTION RATE VALUE
841,297 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0.3% (0.2% of Total Investments) 841,297
FINANCIAL SERVICES - 0.3%
33,625 Synchrony Financial 8.250 841,297
TOTAL FINANCIAL SERVICES 841,297
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $840,625) 841,297

Portfolio of Investments March 31, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments) –
$ 750,000 (a),(d) Industrial DPR Funding Ltd, Series 2022 1A 5.380% 04/15/34 $ 659,400
TOTAL ASSET-BACKED SECURITIES
(Cost $750,000) 659,400
SHARES DESCRIPTION VALUE
882,764 COMMON STOCKS - 0.3% (0.2% of Total Investments) 882,764
TRANSPORTATION - 0.3%
47,127 (e) Grupo Aeromexico SAB de CV 882,764
TOTAL TRANSPORTATION 882,764
TOTAL COMMON STOCKS
(Cost $885,858) 882,764
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
245362515 CORPORATE BONDS - 78.3% (56.3% of Total Investments) 245362515
AUTOMOBILES & COMPONENTS - 1.1%
570,000 (a) Dornoch Debt Merger Sub Inc 6.625 10/15/29 433,436
2,815,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 2,743,255
476,000 (a) Nemak SAB de CV 3.625 06/28/31 365,161
TOTAL AUTOMOBILES & COMPONENTS 3,541,852
BANKS - 10.4%
875,000 (a) Access Bank PLC 6.125 09/21/26 855,470
1,800,000 (c),(f) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 1,954,393
400,000 (a),(c),(f) Banco de Credito e Inversiones SA 8.750 N/A 424,833
1,000,000 (a),(c),(f) Banco del Estado de Chile 7.950 N/A 1,047,891
1,125,000 (a),(c),(f) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 1,117,366
1,975,000 (a),(c),(f) Banco Mercantil del Norte SA/Grand Cayman 8.375 N/A 1,998,601
4,200,000 (c),(f) Banco Santander SA 9.625 N/A 4,824,465
800,000 (f) Bancolombia SA 8.625 12/24/34 845,575
1,475,000 (c),(f) Barclays PLC 8.000 N/A 1,520,671
1,000,000 (a),(f) BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero
BBVA Mexico/TX
8.450 06/29/38 1,044,818
3,500,000 (a),(c),(f) BNP Paribas SA 8.000 N/A 3,636,406
2,000,000 (a),(c) BW Real Estate Inc 9.500 N/A 2,016,886
500,000 (a) Ecobank Transnational Inc 10.125 10/15/29 521,810
1,050,000 (a) Grupo Aval Ltd 4.375 02/04/30 939,876
3,000,000 (c),(f) ING Groep NV, Reg S 7.500 N/A 3,075,000
2,000,000 (a),(c),(f) Intesa Sanpaolo SpA 7.700 N/A 1,997,613
2,000,000 (c),(f) Lloyds Banking Group PLC 8.000 N/A 2,075,548
1,400,000 (c),(f) NatWest Group PLC 8.125 N/A 1,469,829
1,000,000 (a),(c),(f) Societe Generale SA 10.000 N/A 1,081,373
750,000 (a) Turkiye Vakiflar Bankasi TAO 8.994 10/05/34 765,175
TOTAL BANKS 33,213,599
CAPITAL GOODS - 2.1%
1,500,000 (a) Alta Equipment Group Inc 9.000 06/01/29 1,312,279
1,100,000 (a) Cornerstone Building Brands Inc 9.500 08/15/29 915,079
1,745,000 (a) Efesto Bidco S.p.A Efesto US LLC 7.500 02/15/32 1,701,532
500,000 (a) IHS Holding Ltd 6.250 11/29/28 482,145
1,250,000 (a) IHS Holding Ltd 8.250 11/29/31 1,241,630
925,000 (a) Sisecam UK PLC 8.625 05/02/32 925,991
TOTAL CAPITAL GOODS 6,578,656
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
638,000 (a) Ambipar Lux Sarl 9.875 02/06/31 631,219
1,625,000 (a),(g) RR Donnelley & Sons Co 9.500 08/01/29 1,609,564
2,000,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 1,947,749
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,188,532
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
750,000 (a) Michaels Cos Inc/The 5.250 05/01/28 514,873
3,979,000 (a) Michaels Cos Inc/The 7.875 05/01/29 2,110,805
1,000,000 (a) Staples Inc 10.750 09/01/29 903,440

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
$ 665,000 Veritiv Operating Co 10.500% 11/30/30 $ 704,119
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,233,237
CONSUMER DURABLES & APPAREL - 1.5%
2,000,000 (a) CD&R Smokey Buyer Inc 9.500 10/15/29 1,825,000
600,000 (a) Champ Acquisition Corp 8.375 12/01/31 619,822
2,400,000 (a) S&S Holdings LLC 8.375 10/01/31 2,267,329
TOTAL CONSUMER DURABLES & APPAREL 4,712,151
CONSUMER SERVICES - 2.1%
1,900,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.750 01/15/30 1,642,735
2,000,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 1,889,092
2,000,000 (a) Motion Bondco DAC 6.625 11/15/27 1,910,520
1,420,000 (a) Motion Finco Sarl 8.375 02/15/32 1,380,376
TOTAL CONSUMER SERVICES 6,822,723
ENERGY - 9.3%
4,000,000 (a) Baytex Energy Corp 7.375 03/15/32 3,847,370
1,000,000 Ecopetrol SA 5.875 11/02/51 675,516
500,000 Ecopetrol SA 7.750 02/01/32 490,837
625,000 Ecopetrol SA 6.875 04/29/30 621,254
1,500,000 Ecopetrol SA 8.875 01/13/33 1,548,147
80,000 Ecopetrol SA 8.375 01/19/36 77,947
485,000 (a),(h) Energean Israel Finance Ltd, (WI/DD), Reg S 8.500 09/30/33 498,860
2,351,000 (a) Energean Israel Finance Ltd, Reg S 5.875 03/30/31 2,158,487
550,000 (a) Gran Tierra Energy Inc 9.500 10/15/29 486,518
2,000,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 2,049,550
1,000,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 954,997
1,000,000 (a) Indika Energy Tbk PT 8.750 05/07/29 985,462
725,000 (a) Kosmos Energy Ltd 8.750 10/01/31 671,341
1,500,000 (a) Leviathan Bond Ltd, Reg S 6.500 06/30/27 1,478,062
500,000 (a) Medco Laurel Tree Pte Ltd 6.950 11/12/28 492,425
1,500,000 (a) Medco Maple Tree Pte Ltd 8.960 04/27/29 1,547,474
980,000 Petrobras Global Finance BV 6.900 03/19/49 932,102
5,871,000 Petroleos Mexicanos 6.700 02/16/32 5,158,723
950,000 Petroleos MexicanosA1 6.625 06/15/35 759,107
1,390,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 1,400,231
356,000 (a) Transocean Inc 8.750 02/15/30 369,739
1,033,000 (a) Tullow Oil PLC 10.250 05/15/26 945,841
1,000,000 (a) YPF SA 8.250 01/17/34 988,300
TOTAL ENERGY 29,138,290
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.7%
2,000,000 MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,807,017
515,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 524,627
1,000,000 (a) Trust Fibra Uno 8.250 01/23/37 1,022,930
2,000,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.500 02/15/29 1,796,394
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,150,968
FINANCIAL SERVICES - 6.8%
2,000,000 (a) Azorra Finance Ltd 7.750 04/15/30 1,993,555
1,500,000 (d) Credit Suisse Group AG 7.500 01/17/72 168,750
1,650,000 (c),(f) Deutsche Bank AG 6.000 N/A 1,631,498
4,500,000 (a),(g) Encore Capital Group Inc 8.500 05/15/30 4,637,976
2,240,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 2,188,704
3,500,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 3,308,398
1,230,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,221,386
3,030,000 (a),(c),(f) UBS Group AG 9.250 N/A 3,457,842
3,000,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 2,628,094
TOTAL FINANCIAL SERVICES 21,236,203
FOOD, BEVERAGE & TOBACCO - 1.9%
1,600,000 (a) Fiesta Purchaser Inc 9.625 09/15/32 1,644,214
500,000 (a) Minerva Luxembourg SA 8.875 09/13/33 531,892
900,000 (a) Ulker Biskuvi Sanayi AS 7.875 07/08/31 905,528
2,930,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 2,715,165
TOTAL FOOD, BEVERAGE & TOBACCO 5,796,799

Portfolio of Investments March 31, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
$ 1,750,000 (a) CHS/Community Health Systems Inc 4.750% 02/15/31 $ 1,383,334
242,000 (a) CHS/Community Health Systems Inc 6.125 04/01/30 144,443
2,405,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,369,336
2,031,425 (a) Global Medical Response Inc, (cash 10.000%, PIK 10.000%) 10.000 10/31/28 2,030,714
1,295,000 (a) LifePoint Health Inc 11.000 10/15/30 1,407,806
2,500,000 (a) LifePoint Health Inc 10.000 06/01/32 2,384,775
2,520,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 2,377,502
2,500,000 (a) Team Health Holdings Inc, (cash 9.000%, PIK 4.500%) 9.000 06/30/28 2,693,750
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,791,660
INSURANCE - 2.8%
1,000,000 (a) Acrisure LLC / Acrisure Finance Inc 8.500 06/15/29 1,041,700
1,620,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375 10/01/32 1,627,115
2,880,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 2,838,442
1,045,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 1,064,495
1,575,000 (a) Ardonagh Group Finance Ltd 8.875 02/15/32 1,603,379
1,000,000 (a) Fidelis Insurance Holdings Ltd 6.625 04/01/41 995,000
TOTAL INSURANCE 9,170,131
MATERIALS - 4.2%
300,000 (a) First Quantum Minerals Ltd 8.625 06/01/31 307,115
300,000 (a) LD Celulose International GmbH 7.950 01/26/32 309,322
1,000,000 (a) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 990,875
1,580,000 (a) Mineral Resources Ltd 8.000 11/01/27 1,560,993
2,070,000 (a) Mineral Resources Ltd 8.500 05/01/30 2,002,104
4,520,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 4,412,650
1,500,000 Sasol Financing USA LLC 5.500 03/18/31 1,260,489
2,000,000 (a) Tronox Inc 4.625 03/15/29 1,710,460
1,000,000 (c) UPL Corp Ltd, Reg S 5.250 N/A 974,924
TOTAL MATERIALS 13,528,932
MEDIA & ENTERTAINMENT - 6.4%
2,000,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 1,751,206
1,700,000 (a) CSC Holdings LLC 11.250 05/15/28 1,643,493
2,905,000 (a) CSC Holdings LLC 11.750 01/31/29 2,817,392
4,750,000 (a) DISH Network Corp 11.750 11/15/27 5,002,114
1,000,000 (a) Getty Images Inc 9.750 03/01/27 998,796
1,545,000 (a) Gray Escrow Inc 5.375 11/15/31 964,475
1,325,000 (a) Gray Media Inc 4.750 10/15/30 835,085
715,000 (a) Gray Media Inc 10.500 07/15/29 744,923
2,275,000 (a) LCPR Senior Secured Financing DAC 6.750 10/15/27 1,901,988
3,530,000 (a),(g) Univision Communications Inc 7.375 06/30/30 3,372,445
TOTAL MEDIA & ENTERTAINMENT 20,031,917
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
2,740,000 (a) Bausch Health Cos Inc 4.875 06/01/28 2,212,550
4,000,000 (a) Grifols SA 4.750 10/15/28 3,693,252
1,760,000 (a),(g) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 1,708,393
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,614,195
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
3,258,400 (a),(g) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 2,897,454
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,897,454
SOFTWARE & SERVICES - 1.5%
5,000,000 (a) Condor Merger Sub Inc 7.375 02/15/30 4,425,382
1,022,875 (a) Rackspace Finance LLC 3.500 05/15/28 420,457
TOTAL SOFTWARE & SERVICES 4,845,839
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
1,225,000 (a) CommScope LLC 9.500 12/15/31 1,261,750
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,261,750
TELECOMMUNICATION SERVICES - 7.2%
355,000 (a) Altice France SA 8.125 02/01/27 317,426
665,000 (a) C&W Senior Finance Ltd 9.000 01/15/33 654,315
2,025,000 EchoStar Corp 10.750 11/30/29 2,127,795

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 1,900,000 Hughes Satellite Systems Corp 5.250% 08/01/26 $ 1,773,277
2,295,000 (a),(g) Iliad Holding SASU 8.500 04/15/31 2,406,909
1,475,000 (a) Iliad Holding SASU 7.000 04/15/32 1,476,950
3,000,000 (a) Level 3 Financing Inc 3.625 01/15/29 2,227,500
1,585,000 (a) Level 3 Financing Inc 10.500 04/15/29 1,743,500
1,500,000 (a) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,603,500
525,000 (a) Millicom International Cellular SA 7.375 04/02/32 530,906
200,000 (a) Sable International Finance Ltd 7.125 10/15/32 191,729
1,000,000 (a) Vmed O2 UK Financing I PLC 7.750 04/15/32 1,002,409
760,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 773,761
1,500,000 (a) Zayo Group Holdings Inc 6.125 03/01/28 1,247,621
3,690,000 (a) Zegona Finance PLC 8.625 07/15/29 3,908,171
TOTAL TELECOMMUNICATION SERVICES 21,985,769
TRANSPORTATION - 4.8%
1,280,000 (a) Air Transport Services Group Inc 7.250 03/15/32 1,304,691
5,500,000 (a),(g) Brightline East LLC 11.000 01/31/30 4,844,703
3,580,000 (a),(g) Clue Opco LLC 9.500 10/15/31 3,581,056
1,000,000 (a) Grupo Aeromexico SAB de CV 8.625 11/15/31 962,380
750,000 (a) Latam Airlines Group SA 7.875 04/15/30 743,531
1,750,000 (a) Transnet SOC Ltd 8.250 02/06/28 1,780,454
1,475,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 1,459,810
TOTAL TRANSPORTATION 14,676,625
UTILITIES - 3.2%
488,625 (a) Continuum Green Energy India Pvt / Co-Issuers 7.500 06/26/33 504,147
400,000 (a) Empresa de Transmision Electrica SA 5.125 05/02/49 291,500
1,400,000 (a) Eskom Holdings SOC Ltd 6.350 08/10/28 1,390,200
500,000 (a) Eskom Holdings SOC Ltd 8.450 08/10/28 516,620
4,425,000 (a),(g) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 4,005,870
1,500,000 (a) Saavi Energia Sarl 8.875 02/10/35 1,517,550
565,425 (a) UEP Penonome II SA2020 1 6.500 10/01/38 503,224
1,250,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,216,122
TOTAL UTILITIES 9,945,233
TOTAL CORPORATE BONDS
(Cost $253,156,953) 245,362,515
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
57251558 SOVEREIGN DEBT - 18.3% (13.1% of Total Investments) 57251558
ANGOLA - 1.0%
1,500,000 (a) Angolan Government International Bond 8.250 05/09/28 1,396,387
900,000 (a) Angolan Government International Bond 8.000 11/26/29 797,553
1,050,000 (a) Angolan Government International Bond 8.750 04/14/32 903,057
TOTAL ANGOLA 3,096,997
ARGENTINA - 1.6%
1,166,000 Argentine Republic Government International Bond 0.750 07/09/30 851,180
4,500,000 Argentine Republic Government International Bond 4.125 07/09/35 2,811,717
2,100,000 Argentine Republic Government International Bond 5.000 01/09/38 1,380,928
TOTAL ARGENTINA 5,043,825
BENIN - 0.6%
1,025,000 (a) Benin Government International Bond 7.960 02/13/38 957,606
1,000,000 (a) Benin Government International Bond 8.375 01/23/41 949,625
TOTAL BENIN 1,907,231
BRAZIL - 0.3%
1,000,000 Brazilian Government International Bond 7.125 05/13/54 956,000
TOTAL BRAZIL 956,000
COLOMBIA - 1.3%
1,400,000 Colombia Government International Bond 5.625 02/26/44 1,042,930
1,320,000 Colombia Government International Bond 7.500 02/02/34 1,305,084
700,000 Colombia Government International Bond 8.750 11/14/53 694,323
1,000,000 Colombia Government International Bond 7.750 11/07/36 970,820
TOTAL COLOMBIA 4,013,157

Portfolio of Investments March 31, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COTE D'IVOIRE - 1.4%
$ 750,000 (a) Ivory Coast Government International Bond 6.125% 06/15/33 $ 667,125
1,700,000 (a) Ivory Coast Government International Bond 8.250 01/30/37 1,632,051
1,000,000 (a) Ivory Coast Government International Bond 8.450 04/01/36 958,531
1,240,057 (a) Ivory Coast Government International Bond 2032 144A 5.750 12/31/32 1,174,954
TOTAL COTE D'IVOIRE 4,432,661
ECUADOR - 0.4%
1,767,500 (a) Ecuador Government International Bond 5.000 07/31/30 1,045,120
88,000 (a) Ecuador Government International Bond 5.000 07/31/40 38,632
371,475 (a) Ecuador Government International Bond 1.000 07/31/35 180,655
TOTAL ECUADOR 1,264,407
EGYPT - 1.8%
1,225,000 (a) Egypt Government International Bond 8.625 02/04/30 1,184,656
1,700,000 (a) Egypt Government International Bond 7.600 03/01/29 1,619,865
2,300,000 (a) Egypt Government International Bond 7.053 01/15/32 1,937,274
975,000 (a) Egypt Government International Bond 8.500 01/31/47 739,218
TOTAL EGYPT 5,481,013
EL SALVADOR - 0.5%
1,000,000 (a) El Salvador Government International Bond 0.250 04/17/30 21,722
1,575,000 (a) El Salvador Government International Bond 9.250 04/17/30 1,638,362
TOTAL EL SALVADOR 1,660,084
HONDURAS - 0.6%
750,000 (a) Honduras Government International Bond 5.625 06/24/30 673,500
1,300,000 (a) Honduras Government International Bond 8.625 11/27/34 1,288,950
TOTAL HONDURAS 1,962,450
IRAQ - 0.4%
1,162,500 (a) Iraq International Bond 5.800 01/15/28 1,139,599
TOTAL IRAQ 1,139,599
KENYA - 0.7%
1,000,000 (a) Republic of Kenya Government International Bond 9.500 03/05/36 917,727
825,000 (a) Republic of Kenya Government International Bond 6.300 01/23/34 643,974
750,000 (a) Republic of Kenya Government International Bond 9.750 02/16/31 734,063
TOTAL KENYA 2,295,764
NIGERIA - 0.9%
1,425,000 (a) Nigeria Government International Bond 10.375 12/09/34 1,430,084
1,425,000 (a) Nigeria Government International Bond 7.875 02/16/32 1,268,102
TOTAL NIGERIA 2,698,186
PANAMA - 0.3%
1,000,000 Panama Government International Bond 8.000 03/01/38 1,030,000
TOTAL PANAMA 1,030,000
ROMANIA - 0.3%
1,000,000 (a) Romanian Government International Bond 7.500 02/10/37 1,016,911
TOTAL ROMANIA 1,016,911
RWANDA - 0.6%
2,450,000 (a) Rwanda International Government Bond 5.500 08/09/31 1,980,886
TOTAL RWANDA 1,980,886
SENEGAL - 0.8%
1,325,000 (a) Senegal Government International Bond 6.750 03/13/48 864,563
2,100,000 (a) Senegal Government International Bond 6.250 05/23/33 1,568,030
TOTAL SENEGAL 2,432,593
SOUTH AFRICA - 1.2%
1,400,000 Republic of South Africa Government International Bond 5.000 10/12/46 963,270
1,500,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 1,453,798
1,475,000 Republic of South Africa Government International Bond 7.300 04/20/52 1,303,347
TOTAL SOUTH AFRICA 3,720,415
TURKEY - 2.1%
1,375,000 Turkiye Government International Bond 4.875 04/16/43 957,388
1,500,000 Turkiye Government International Bond 6.500 09/20/33 1,403,010
2,225,000 Turkiye Government International Bond 7.625 05/15/34 2,240,192
1,225,000 Turkiye Government International Bond 6.000 01/14/41 1,001,619

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY
$ 1,050,000 Turkiye Government International Bond 6.500% 01/03/35 $ 975,875
TOTAL TURKEY 6,578,084
UKRAINE - 0.2%
479,899 (a) Ukraine Government International Bond 1.750 02/01/29 309,535
617,307 (a) Ukraine Government International Bond 0.000 02/01/35 339,519
131,089 (a) Ukraine Government International Bond 0.000 02/01/36 71,771
TOTAL UKRAINE 720,825
UZBEKISTAN - 0.9%
1,075,000 (a) Republic of Uzbekistan International Bond 5.375 02/20/29 1,025,057
1,900,000 (a) Republic of Uzbekistan International Bond 3.900 10/19/31 1,588,459
TOTAL UZBEKISTAN 2,613,516
ZAMBIA - 0.4%
1,378,982 (a) Zambia Government International Bond 5.750 06/30/33 1,206,954
TOTAL ZAMBIA 1,206,954
TOTAL SOVEREIGN DEBT
(Cost $59,487,179) 57,251,558
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
79581678 VARIABLE RATE SENIOR LOAN INTERESTS - 25.4% (18.3% of Total Investments) 79581678
AUTOMOBILES & COMPONENTS - 0.6%
2,000,000 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.750%) 7.075 01/28/32 1,973,330
TOTAL AUTOMOBILES & COMPONENTS 1,973,330
CAPITAL GOODS - 1.2%
891,017 (b) TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 6.799 02/28/31 887,119
2,979,870 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 7.069 08/01/30 2,954,422
TOTAL CAPITAL GOODS 3,841,541
COMMERCIAL & PROFESSIONAL SERVICES - 1.4%
3,326,662 (b) Amentum Government Services Holdings LLC, Term Loan B,
(TSFR1M + 2.250%)
6.575 09/29/31 3,223,752
1,285,000 (b) WIN Waste Innovations Holdings, Inc., Incremental Term Loan,
(TSFR1M + 3.750%)
8.189 03/27/28 1,278,575
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,502,327
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
1,890,500 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%) 6.822 06/09/31 1,877,654
1,453,702 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8.175 02/14/28 1,434,011
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,311,665
CONSUMER DURABLES & APPAREL - 0.7%
2,385,000 (b) Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%) 7.819 08/26/31 2,342,523
TOTAL CONSUMER DURABLES & APPAREL 2,342,523
CONSUMER SERVICES - 0.7%
694,643 (b) Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%) 6.325 08/09/27 694,469
1,197,000 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.500%) 6.802 07/28/31 1,192,781
344,760 (b) GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR3M +
2.750%)
7.053 10/31/29 345,506
TOTAL CONSUMER SERVICES 2,232,756
FINANCIAL SERVICES - 0.2%
497,503 (b) AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%) 7.075 07/30/31 494,550
TOTAL FINANCIAL SERVICES 494,550
FOOD, BEVERAGE & TOBACCO - 1.7%
857,604 (b) Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%) 7.573 07/12/29 857,604
4,417,122 (b) Triton Water Holdings, Inc, Term Loan, (TSFR3M + 2.250%) 6.826 03/31/28 4,404,378
TOTAL FOOD, BEVERAGE & TOBACCO 5,261,982
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
163,374 (b) ICON Luxembourg S.A.R.L., LUX Term Loan B, (TSFR3M +
2.000%)
6.299 07/03/28 164,061
4,331,250 (b) Insulet Corporation, First Lien Term Loan B, (TSFR1M + 2.500%) 6.825 08/04/31 4,344,785
2,678,057 (b) Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%) 6.575 10/23/28 2,676,009
2,767,187 (b) Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9.302 02/28/28 2,790,252

Portfolio of Investments March 31, 2025
(continued)
JGH

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 1,898,257 (b) Parexel International Corporation, Term Loan B, (TSFR1M +
2.500%)
6.825% 11/15/28 $ 1,896,245
206,989 (b) Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%) 6.325 12/03/31 206,989
2,992,500 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M
+ 3.250%)
7.575 11/26/31 2,988,759
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,067,100
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
1,979,540 (b) VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M + 3.500%) 8.061 05/16/28 1,921,401
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,921,401
INSURANCE - 1.5%
4,228,697 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%) 7.325 06/16/31 4,197,362
615,672 (b) USI, Inc., Term Loan C, (TSFR3M + 2.250%) 6.549 09/27/30 610,540
TOTAL INSURANCE 4,807,902
MATERIALS - 1.0%
950,231 (b) Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M +
3.500%)
7.811 06/09/31 948,093
2,055,997 (b) Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%) 7.553 04/03/28 2,054,280
275,738 (b) W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7.549 09/22/28 273,497
TOTAL MATERIALS 3,275,870
MEDIA & ENTERTAINMENT - 0.4%
1,233,409 (b) Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 7.319 02/10/31 1,231,738
TOTAL MEDIA & ENTERTAINMENT 1,231,738
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.4%
1,418,188 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
6.575 05/05/28 1,419,252
3,154,661 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 6.572 05/19/31 3,115,228
40,705 (b) PRA Health Sciences, Inc., US Term Loan B, (TSFR3M + 2.000%) 6.299 07/03/28 40,876
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,575,356
SOFTWARE & SERVICES - 4.2%
1,361,588 (b) Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%) 6.299 01/31/31 1,354,358
2,200,000 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 7.291 07/30/31 2,164,822
2,487,500 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8.075 06/27/31 2,485,958
2,775,000 (b) Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%) 7.563 12/08/31 2,765,288
982,000 (b),(h) Project Alpha Intermediate Holding Inc, (TBD) TBD TBD 980,974
219,996 (b) Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M
+ 6.250%)
10.687 05/15/28 226,281
794,000 (b) UKG Inc., Term Loan B, (TSFR3M + 3.000%) 7.300 02/10/31 793,210
2,307,000 X Corp 9.500 10/29/29 2,369,624
TOTAL SOFTWARE & SERVICES 13,140,515
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
1,465,752 (b) CommScope, Inc., Term Loan, (TSFR1M + 5.250%) 9.575 12/17/29 1,461,780
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,461,780
TELECOMMUNICATION SERVICES - 1.5%
3,000,000 (b) Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M +
2.350%)
6.789 04/15/30 2,887,020
2,000,000 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%) 7.439 03/09/27 1,866,440
TOTAL TELECOMMUNICATION SERVICES 4,753,460
TRANSPORTATION - 0.4%
487,500 (b) American Airlines, Inc., Term Loan, (TSFR1M + 2.250%) 6.543 04/20/28 482,510
588,064 (b) Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M
+ TSFR3M + 2.500%)
6.813 07/01/31 585,217
4,174 (b) SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%) 8.043 10/20/27 4,222
TOTAL TRANSPORTATION 1,071,949

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 1.4%
$ 3,700,725 (b) Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M +
2.500%)
6.818% 12/15/31 $ 3,699,726
614,062 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%) 6.818 05/17/30 614,207
TOTAL UTILITIES 4,313,933
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $79,597,264) 79,581,678
TOTAL LONG-TERM INVESTMENTS
(Cost $443,822,410) 433,725,857
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.7%(0.5% of Total Investments)
2,275,000 REPURCHASE AGREEMENTS - 0.7% (0.5% of Total Investments) 2,275,000
2,275,000 (i) Fixed Income Clearing Corporation 4.350 04/01/25 2,275,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,275,000) 2,275,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,275,000) 2,275,000
TOTAL INVESTMENTS - 139.2%
(Cost $446,097,410 ) 436,000,857
BORROWINGS - (34.0)% (j),(k) (106,500,000)
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (6.5)%(l) (20,213,750)
OTHER ASSETS & LIABILITIES, NET -  1.3% 3,827,848
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 313,114,955
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $270,684,731 or 62.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Perpetual security. Maturity date is not applicable.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 7.6% of Total Investments.
(g) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $25,661,574 have been pledged as collateral for reverse repurchase agreements.
(h) When-issued or delayed delivery security.
(i) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $2,275,275 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $2,320,522.
(j) Borrowings as a percentage of Total Investments is 24.4%.
(k) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(l) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.6%.

Portfolio of Investments March 31, 2025
(continued)
JGH

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount(b) Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley Receive SOFR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 87,400,000 $ 725,022 $ 725,022
SOFR
Secured Overnight Financing Rate
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
JGH
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 49,146,645 $ – $ 49,146,645
$25 Par (or similar) Retail Preferred 841,297 – – 841,297
Asset-Backed Securities – – 659,400 659,400
Common Stocks – 882,764 – 882,764
Corporate Bonds – 245,193,765 168,750 245,362,515
Sovereign Debt – 57,251,558 – 57,251,558
Variable Rate Senior Loan Interests – 79,581,678 – 79,581,678
Short-Term Investments:
Repurchase Agreements – 2,275,000 – 2,275,000
Investments in Derivatives:
Interest Rate Swaps* – 725,022 – 725,022
Total $ 841,297 $ 435,056,432 $ 828,150 $ 436,725,879
* Represents net unrealized appreciation (depreciation).